Basis of preparation IFRS 16 Leases accounting policy (Policies)	6 Months Ended
Jun. 30, 2019
Basis Of Presentation [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
New accounting policy for leased assets applied from January 1, 2019, following the adoption of IFRS 16
As a result of the adoption of IFRS 16, the Company has changed its accounting policy for leases. The new policy is described below. Until the 2018 financial year, leases of property, plant and equipment where the Company, as a lessee, has substantially all the risks and rewards of ownership were classified as finance leases and all others as operating leases.
The Company leases various properties, equipment and cars. On inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Where a contract contains a lease component, the Group has elected not to separate non-lease components and account for the lease and non-lease component as a single lease component.
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is classified within property, plant and equipment and is depreciated over the shorter of the asset's useful life or the lease term on a straight-line basis.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities are presented within loans and borrowings and include the net present value of expected lease payments, including those from extension options if the Company reasonably expects to exercise them. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Company’s incremental borrowing rate. Right-of-use assets are measured at cost comprising the amount of the lease liability, adjusted for payments made or received before the commencement date, initial direct costs and restoration costs.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets primarily comprise IT equipment and small items of office furniture.
Other changes
Other than the changes required by IFRS 16 Leases, the accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2018, except taxes on income. These are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing the consolidated interim financial statements.